                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Serengeti Asset Management LP
Address: 632 Broadway, 12th Floor
         New York, NY 10012

Form 13F File Number: 28-12866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shaker Choudhury
Title: Authorized Person
Phone: 212-672-2248

Signature, Place, and Date of Signing:


/s/ Shaker Choudhury                       New York, NY        November 15, 2010
----------------------------------   -----------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-_________________   ___________________________

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         32

Form 13F Information Table Value Total:   $886,375
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

                          SERENGETI ASSET MANAGEMENT LP
               FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2010

                                                                                                         VOTING    VOTING    VOTING
                                                        VALUE     SHARES  SH/ PUT/ INVESTMENT  OTHER   AUTHORITY AUTHORITY AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE     SHARED     NONE
       --------------        ---------------- --------- ------- --------- --- ---- ---------- -------- --------- --------- ---------
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105  13,333   250,000 SH       SOLE                   250000         0         0
BANK OF AMERICA CORPORATION  W EXP 1/16/201   60505146   27,864 4,300,000 SH       SOLE                  4300000         0         0
CAPITALSOURCE INC            COM              14055X102  12,816 2,400,000 SH       SOLE                  2400000         0         0
CATERPILLAR INC DEL          COM              149123901  19,670   250,000 SH  PUT  SOLE                   250000         0         0
CERADYNE INC                 COM              156710105   7,005   300,000 SH       SOLE                   300000         0         0
CVS CAREMARK CORPORATION     COM              126650100  22,029   700,000 SH       SOLE                   700000         0         0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS     G10082140  18,488   800,000 SH       SOLE                   800000         0         0
FORTRESS INVESTMENT GROUP LL CL A             34958B106   2,154   600,000 SH       SOLE                   600000         0         0
GEORGIA GULF CORP            COM PAR$0.01 NEW 373200302   9,804   600,000 SH       SOLE                   600000         0         0
GOLDMAN SACHS GROUP INC      COM              38141G104  14,458   100,000 SH       SOLE                   100000         0         0
GOLDMAN SACHS GROUP INC      COM              38141G104  21,687   150,000 SH  CALL SOLE                   150000         0         0
ISHARES TR                   RUSSELL 2000     464287655 101,250 1,500,000 SH  PUT  SOLE                  1500000         0         0
ISHARES TR                   RUSSELL 2000     464287655  33,750   500,000 SH  PUT  SOLE                   500000         0         0
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106   9,672   400,000 SH       SOLE                   400000         0         0
IVANHOE MINES LTD            COM              46579N103   7,023   300,000 SH       SOLE                   300000         0         0
JPMORGAN CHASE & CO          COM              46625H100  28,545   750,000 SH  CALL SOLE                   750000         0         0
KKR & CO L P DEL             COM UNITS        48248M102  53,000 5,000,000 SH       SOLE                  5000000         0         0
MCMORAN EXPLORATION CO       COM              582411104   4,303   250,000 SH       SOLE                   250000         0         0
MDS INC                      COM              55269P302   8,838   875,000 SH       SOLE                   875000         0         0
MICROSOFT CORP               COM              594918104  17,143   700,000 SH       SOLE                   700000         0         0
MOLYCORP INC DEL             COM              608753109   7,073   250,000 SH       SOLE                   250000         0         0
NATIONAL OILWELL VARCO INC   COM              637071101  22,235   500,000 SH       SOLE                   500000         0         0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101  10,995   335,000 SH       SOLE                   335000         0         0
SCHWAB CHARLES CORP NEW      COM              808513105   2,780   200,000 SH       SOLE                   200000         0         0
SPDR S&P 500 ETF TR          TR UNIT          78462F103 136,956 1,200,000 SH  PUT  SOLE                  1200000         0         0
SPDR S&P 500 ETF TR          TR UNIT          78462F103 199,728 1,750,000 SH  PUT  SOLE                  1750000         0         0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  31,956   280,000 SH  PUT  SOLE                   280000         0         0
SPDR SERIES TRUST            S&P HOMEBUILD    78464A888   4,740   300,000 SH  CALL SOLE                   300000         0         0
STATE STR CORP               COM              857477103   3,766   100,000 SH       SOLE                   100000         0         0
STRATEGIC HOTELS & RESORTS I COM              86272T106   7,420 1,750,000 SH       SOLE                  1750000         0         0
SMURFIT STONE CONTAINER CORP COM              83272A104   9,185   500,000 SH       SOLE                   500000         0         0
VISA INC                     COM CL A         92826C839  16,709   225,000 SH       SOLE                   225000         0         0